22. LEASES (Tables)	12 Months Ended
Dec. 31, 2017
Leases Tables
Financial leases for current non-derivative financial liabilities
Short-term portion	1 to 5 years	Over 5 years	Total amount owed
ThCh$	ThCh$	ThCh$	ThCh$
37,037	378,581	81,758	497,376

Detail of minimum payments payable
Short-term portion	1 to 5 years	Over 5 years	Total amount owed
ThCh$	ThCh$	ThCh$	ThCh$
702,620	802,916	972,477	2,478,013

Details of operating leases used
	As of December 31, 2017	As of December 31, 2016	As of December 31, 2015
	ThCh$	ThCh$	ThCh$
Leases used	6,530,593	6,870,636	6,374,744
Total	6,530,593	6,870,636	6,374,744